JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—98.7% (a)
California—98.7%
Education—8.9%
California Educational Facilities Authority
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,357
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,754
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, Rev., 5.00%, 12/1/2028	210	223
Series 2022A, Rev., 5.00%, 12/1/2031	450	486
Series 2022A, Rev., 5.00%, 12/1/2032	275	296
California Educational Facilities Authority, Stanford University
Series U-2, Rev., 5.00%, 10/1/2032	1,500	1,790
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,841
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2027 (b)	315	302
Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,135
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (b)	350	364
California State University, Series 2023A, Rev., 5.00%, 11/1/2044	2,660	2,981
Palmdale Elementary School District
Series 2023, Rev., 5.00%, 8/1/2041	250	274
Series 2023, Rev., 4.00%, 8/1/2043	1,000	989
Series 2023, Rev., 5.00%, 8/1/2044	800	867
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,514
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,216
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,564
Series 2014AM, Rev., 5.25%, 5/15/2038	1,500	1,508
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,385
University of California, Limited Project, Series 2018O, Rev., 5.00%, 5/15/2034	1,500	1,640
		26,486
General Obligation—27.0%
Allan Hancock Joint Community College District, GO, 5.00%, 8/1/2030	1,250	1,264
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/1/2033	230	160
Series F, GO, Zero Coupon, 2/1/2034	545	363
City and County of San Francisco, California General Obligation, Earthquake Safety and Emergency Response, Series 2018C, GO, 4.00%, 6/15/2029	2,500	2,507
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure, Series 2019A-1, GO, 5.00%, 9/1/2036	1,500	1,650
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,605
East Side Union High School District, GO, NATL - RE, 5.25%, 2/1/2026	2,000	2,062
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,420
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	831
Evergreen School District, Series 2009B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,873
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,249
Los Angeles Community College District
Series M, GO, 5.00%, 8/1/2037 (c)	550	647
Series M, GO, 5.00%, 8/1/2038 (c)	300	350

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,684
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,173
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	376
GO, Zero Coupon, 7/1/2032	880	633
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	976
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,770
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	966
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,660
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/1/2035	1,500	1,001
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,471
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,041
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,372
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (d)	385	428
San Francisco Unified School District, GO, 5.00%, 6/15/2031	2,000	2,292
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	665
Series C, GO, 4.00%, 9/1/2043	1,500	1,523
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,379
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/1/2027	1,130	1,011
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,013
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,677
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	696
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,105
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,645
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	888
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,538
State of California
GO, 5.00%, 12/13/2023	1,345	1,346
GO, 5.00%, 2/12/2024	655	657
State of California, School Facilities, GO, 4.00%, 9/1/2032	2,000	2,028
State of California, Various Purpose
GO, 5.00%, 8/1/2027	2,000	2,164
Series C, GO, 5.00%, 8/1/2030	2,000	2,151
GO, 5.00%, 8/1/2031	1,500	1,530
GO, 5.00%, 10/1/2032	3,000	3,035
GO, 5.00%, 8/1/2033	1,000	1,053
GO, 4.00%, 10/1/2035	2,520	2,661
GO, 4.00%, 3/1/2036	2,000	2,091
GO, 5.00%, 4/1/2036	1,000	1,096
GO, 5.00%, 11/1/2037	2,000	2,297
GO, 4.00%, 10/1/2041	6,000	6,129

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
GO, 5.00%, 10/1/2042	1,000	1,066
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,056
		80,324
Hospital—7.3%
Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,002
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,401
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,178
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	260
Rev., 5.00%, 11/15/2032	400	416
Series A, Rev., 5.00%, 8/15/2033	3,500	3,686
Series B, Rev., 5.00%, 8/15/2035	1,500	1,574
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1, Rev., 5.00%, 11/1/2027	1,995	2,169
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	587
Series 2014A, Rev., 5.00%, 8/15/2028	850	860
Series 2014A, Rev., 5.00%, 8/15/2030	655	662
Series A, Rev., 5.00%, 8/15/2030	1,000	1,045
California Health Facilities Financing Authority, Stanford Health Clinic, Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,296
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	518
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,602
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,411
		21,667
Industrial Development Revenue/Pollution Control Revenue—0.5%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,461
Other Revenue—9.5%
California Community Choice Financing Authority, Series 2023 G, Rev., 5.25%, 12/15/2023 (c) (e)	1,000	1,042
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	502
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,005
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,183
California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (e)	3,000	3,169
California State Public Works Board
Series F, Rev., 5.00%, 5/1/2028	1,500	1,539
Series F, Rev., 5.00%, 5/1/2030	1,000	1,025
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, Rev., 4.00%, 11/1/2029	140	147
Contra Costa County Transportation Authority, Sales Tax, Series 2015A, Rev., 5.00%, 3/1/2032	2,000	2,055
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, Series 2022B, Rev., 5.00%, 9/1/2037 (b)	400	387
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/1/2024 (d)	2,500	2,523
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,089

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,580
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax, Series 2019B, Rev., 5.00%, 7/1/2035	2,000	2,190
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,703
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease
Series NTS2015, Rev., 5.00%, 9/1/2030	500	519
Series NTS2015, Rev., 5.00%, 9/1/2031	270	280
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042 (c)	1,000	1,118
Series 2023-A, Rev., 5.00%, 5/1/2043 (c)	1,000	1,114
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	798
Riverside Public Financing Authority, Main Library Project, Series 2019B, Rev., 5.00%, 11/1/2034	450	495
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,475
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024 (d)	170	173
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024	172	175
		28,286
Prerefunded—4.9%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (d)	2,650	2,764
Campbell Union High School District, GO, 5.00%, 8/1/2024 (d)	1,700	1,723
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,511
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/1/2024 (d)	1,500	1,519
San Jose Unified School District, Election of 2012, Tax-ExemptSeries C, GO, 5.00%, 8/1/2024 (d)	2,460	2,495
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/1/2024 (d)	790	793
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,774
		14,579
Transportation—15.7%
California Infrastructure & Economic Development Bank, Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,186
California Infrastructure and Economic Development Bank, Academy Of Motion Picture, Series 2023A, Rev., 5.00%, 11/1/2024	275	280
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,832
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2026	250	252
Series 2014B, Rev., 5.00%, 5/15/2027	225	227
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,049
Series A, Rev., AMT, 5.00%, 5/15/2033	500	526
Series 2019A, Rev., 5.00%, 5/15/2036	750	830
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,551
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	551
Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	554
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,185
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,784
City of Los Angeles Department of Airports, International Airport Senior
Series 2018B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,102
Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,029

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,566
Series C, Rev., 5.00%, 5/15/2031	1,250	1,286
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,314
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,684
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,179
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,631
Series 2014A, Rev., AMT, 5.00%, 8/1/2027	1,625	1,637
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,509
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/1/2037	1,250	1,251
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,661
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	783
Series A, Rev., 5.00%, 7/1/2035	1,000	1,067
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,041
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	3,000	3,206
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,574
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	576
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	1,813
		46,716
Utility—5.9%
Los Angeles Department of Water and Power, Power System
Series 2014C, Rev., 5.00%, 7/1/2027	1,500	1,517
Series 2018D, Rev., 5.00%, 7/1/2031	1,100	1,203
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,001
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,716
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,202
Series 2023 D, Rev., 5.00%, 7/1/2041	5,000	5,657
Sacramento Municipal Utility District, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,357
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,010
		17,663
Water & Sewer—19.0%
Alameda County Water District Financing Authority, California Water System, Rev., 5.00%, 6/1/2033	1,565	1,844
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,091
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,231
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,069
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	1,885
Series B, Rev., 5.00%, 6/1/2033	1,500	1,538
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,099
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,641

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
City of San Francisco, Public Utilities Commission Water
Series D, Rev., 5.00%, 11/1/2034	2,710	2,922
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,735
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,114
East Bay Municipal Utility District, Water System
Series 2022B-1, Rev., 5.00%, 6/1/2034	1,500	1,761
Series 2019A, Rev., 5.00%, 6/1/2038	1,595	1,742
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	3,020
Los Angeles Department of Water and Power, Water System, Series 2021 B, Rev., 5.00%, 7/1/2051	2,500	2,691
Metropolitan Water District of Southern California, Waterworks
Series 2022A, Rev., 5.00%, 10/1/2029	1,250	1,418
Series 2022B, Rev., 5.00%, 7/1/2039	1,250	1,417
Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,653
Orange County Sanitation District, Series 2015A, Rev., 5.00%, 2/1/2035	1,500	1,517
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,324
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,147
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,818
Santa Clara Valley Water District, Water System, Series A, Rev., 5.00%, 6/1/2030	1,600	1,666
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,088
Rev., 5.00%, 8/1/2031	1,420	1,472
Rev., 5.00%, 8/1/2032	2,410	2,497
Rev., 5.00%, 8/1/2038	1,250	1,344
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,357
State of California Department of Water Resources, Central Valley Project, Water System
Series BA, Rev., 5.00%, 12/1/2033	1,500	1,681
Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,865
		56,647
Total California		293,829
Total Municipal Bonds (Cost $294,153)		293,829
	Shares (000)
Short-Term Investments—1.7%
Investment Companies—1.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (f) (g)(Cost $5,114)	5,114	5,114
Total Investments—100.4% (Cost $299,267)		298,943
Liabilities in Excess of Other Assets—(0.4)%		(1,222)
Net Assets—100.0%		297,721

Percentages indicated are based on net assets.

Abbreviations

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$293,829	$—	$293,829
Short-Term Investments
Investment Companies	5,114	—	—	5,114
Total Investments in Securities	$5,114	$293,829	$—	$298,943
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$6,651	$75,361	$76,898	$— (c)	$— (c)	$5,114	5,114	$197	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
(c)	Amount rounds to less than one thousand.